Other Components Of Equity (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Reserves
(a)	Details of other components of equity as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Capital adjustment from investments in equity-accounted investees	￦	(180,964)	76,870
Changes in fair value of equity investments at fair value through other comprehensive income		153,279	20,066
Foreign currency translation differences		94,605	983,071
Losses on valuation of derivatives		(644)	(925)
Others		980	76,347

	￦	67,256	1,155,429

Unrealized fair value of available-for-sale investments [member]
Statement [LineItems]
Summary of Reserves
(b)	Changes in fair value of equity investments at fair value through other comprehensive income for the years ended December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Beginning balance	￦	(103,843)	153,279
Changes in unrealized fair value of equity investments		260,603	(145,051)
Reclassification upon disposal		—	11,838
Others		(3,481)	—

Ending balance	￦	153,279	20,066